Advances to Suppliers (Tables)	6 Months Ended
Dec. 31, 2024
Advances to Suppliers [Abstract]
Schedule of Allowance for Credit Loss for the Advances to Suppliers
	As of December 31, 2024	As of June 30, 2024
Advances to suppliers	$7,885,942	$12,697,192
Less: allowance for credit losses	-	-
Advances to suppliers, net	$7,885,942	$12,697,192